Share capital - Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Shares issued upon exercise of share options (in shares)	1,779,799	987,649
Shares issued on redemption of performance share units (in shares)	27,874	0
Estimated fair value of share options exercised transferred from contributed surplus (in shares)	0	0
Shares issued for private placement with EBRD, net of issuance costs (in shares)	0	6,269,231
Shares issued for bought deal offering, net of issuance costs (in shares)	0	10,400,000
Flow-through and other shares issued, net of issuance costs and premium (in shares)	0	680,900
Total
Balance beginning of year	$ 3,511,965
Shares issued for private placement with EBRD, net of issuance costs	0	$ 59,873
Shares issued for bought deal offering, net of issuance costs	0	94,718
Balance end of year	$ 3,888,447	$ 3,511,965
Voting common shares
Number of Shares
Beginning balance (in shares)	203,138,351	184,800,571
Ending balance (in shares)	204,946,024	203,138,351
Share capital
Total
Balance beginning of year	$ 3,413,365	$ 3,241,644
Shares issued upon exercise of share options	14,112	7,390
Shares issued on redemption of performance share units	499	0
Estimated fair value of share options exercised transferred from contributed surplus	5,802	3,112
Flow-through shares issued, net of issuance costs and premium	0	6,628
Balance end of year	$ 3,433,778	$ 3,413,365